Financial Instruments - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Severance accrual	$ 1,791	$ 1,092
Trade and other current payables	131,743	139,698
Provisions	5,072	8,245
Income taxes payable	8,306	26,131
Other commitments
Current liabilities	150,528	184,714
Long-term provisions	70,083	61,248
Deferred credit	20,788	20,788
Deferred tax liabilities	148,819	171,228
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Financial liabilities
Provisions	1,900	5,600
Other commitments
Long-term provisions	68,600	59,800
Liquidity risk [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	128,486	136,671
Severance accrual	6,200	5,176
Employee compensation	1,466	1,935
Trade and other current payables	136,152	143,782
Loan obligation		3,000
Loss on commodity contracts	51	1,906
Provisions	4,568	4,097
Income taxes payable	8,306	26,131
Other commitments
Capital and operating expenditure commitments	19,260	19,874
Future employee compensation	6,441	4,773
Credit facility charges	1,550	2,750
Current liabilities	176,328	206,313
Liquidity risk [member] | Within 1 year [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	128,486	136,671
Severance accrual	1,791	1,092
Employee compensation	1,466	1,935
Trade and other current payables	131,743	139,698
Loan obligation		3,000
Loss on commodity contracts	51	1,906
Provisions	3,123	2,681
Income taxes payable	8,306	26,131
Other commitments
Capital and operating expenditure commitments	7,947	8,812
Future employee compensation	1,530	1,879
Credit facility charges	1,200	1,200
Current liabilities	153,900	185,307
Liquidity risk [member] | 2 - 3 years [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	3,763	2,273
Employee compensation	0	0
Trade and other current payables	3,763	2,273
Loan obligation		0
Loss on commodity contracts	0	0
Provisions	547	546
Income taxes payable	0	0
Other commitments
Capital and operating expenditure commitments	7,898	8,883
Future employee compensation	4,911	2,894
Credit facility charges	350	1,550
Current liabilities	17,469	16,146
Liquidity risk [member] | 4-5 years [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	534	760
Employee compensation	0	0
Trade and other current payables	534	760
Loan obligation		0
Loss on commodity contracts	0	0
Provisions	720	627
Income taxes payable	0	0
Other commitments
Capital and operating expenditure commitments	2,885	1,390
Future employee compensation	0	0
Credit facility charges	0	0
Current liabilities	4,139	2,777
Liquidity risk [member] | After 5 years [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	112	1,051
Employee compensation	0	0
Trade and other current payables	112	1,051
Loan obligation		0
Loss on commodity contracts	0	0
Provisions	178	243
Income taxes payable	0	0
Other commitments
Capital and operating expenditure commitments	530	789
Future employee compensation	0	0
Credit facility charges	0	0
Current liabilities	$ 820	$ 2,083